Derivative instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	$ (32,399)	$ 23,668	$ 71,390
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	10,775	(6,939)	(57,845)
Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(1,225)	1,366	904
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	(263)	507	(1,895)
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	(31,174)	23,802	55,124
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	8,727	(8,564)	(37,376)
Call Spread
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	0	(2,593)	6,758
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	3,275	1,915	(18,153)
Coupon-only swap
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) Gain Recognized in Accumulated OCI on Derivative	0	1,093	8,604
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	$ (964)	$ (797)	$ (421)